Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Balance at Dec. 31, 2009	$ 376,999,886	$ 3,828,384	$ 380,828,270	$ 59,798,213	$ 612,188	$ 60,410,401	$ 19,608,456	$ 200,894	$ 19,809,350	$ 459,902,047	$ 4,743,000	$ 464,645,047	$ 178,420,459	$ 1,842,646	$ 180,263,105
Balance (in units) at Dec. 31, 2009			18,553,669.110			6,024,411.202			1,300,346.582			12,241,800.475			9,424,660.496
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	11,593,566	121,949	11,715,515	(2,651,894)	(26,941)	(2,678,835)	2,299,999	23,603	2,323,602	(2,687,785)	(25,162)	(2,712,947)	19,344,514	203,961	19,548,475
Redemptions	(48,948,977)	(338,781)	(49,287,758)	(9,641,945)	(67,815)	(9,709,760)	(2,676,021)	(16,424)	(2,692,445)	(52,293,020)	(388,220)	(52,681,240)	(20,170,825)	(130,199)	(20,301,024)
Redemptions (in units)			(2,459,504.974)			(1,003,837.255)			(164,941.216)			(1,481,544.764)			(1,072,294.567)
Balance at Dec. 31, 2010	339,644,475	3,611,552	343,256,027	47,504,374	517,432	48,021,806	19,232,434	208,073	19,440,507	404,921,242	4,329,618	409,250,860	177,594,148	1,916,408	179,510,556
Balance (in units) at Dec. 31, 2010			16,094,164.136			5,020,573.947			1,135,405.366			10,760,255.711			8,352,365.929
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(24,340,924)	(248,181)	(24,589,105)	(4,369,934)	(49,205)	(4,419,139)	(2,466,376)	(27,912)	(2,494,288)	(67,138,290)	(719,459)	(67,857,749)	(42,124,253)	(460,818)	(42,585,071)
Redemptions	(50,356,090)	(399,970)	(50,756,060)	(8,738,364)	(49,999)	(8,788,363)	(2,877,935)	0	(2,877,935)	(54,746,671)	(502,032)	(55,248,703)	(19,951,492)	(199,468)	(20,150,960)
Redemptions (in units)			(2,459,949.357)			(988,282.545)			(186,460.494)			(1,601,637.811)			(1,062,599.076)
Balance at Dec. 31, 2011	264,947,461	2,963,401	267,910,862	34,396,076	418,228	34,814,304	13,888,123	180,161	14,068,284	283,036,281	3,108,127	286,144,408	115,518,403	1,256,122	116,774,525
Balance (in units) at Dec. 31, 2011			13,634,214.779			4,032,291.402			948,944.872			9,158,617.900			7,289,766.853
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(35,829,461)	(432,502)	(36,261,963)	(3,769,861)	(46,569)	(3,816,430)	(641,657)	(9,269)	(650,926)	(25,885,258)	(294,306)	(26,179,564)	(10,517,888)	(129,289)	(10,647,177)
Redemptions	(58,266,505)	(500,004)	(58,766,509)	(7,584,688)	(100,001)	(7,684,689)	(2,328,654)	0	(2,328,654)	(63,390,753)	(600,010)	(63,990,763)	(31,767,800)	(300,076)	(32,067,876)
Redemptions (in units)			(3,290,451.193)			(953,365.724)			(160,413.040)			(2,098,985.408)			(2,090,891.777)
Balance at Dec. 31, 2012	$ 170,851,495	$ 2,030,895	$ 172,882,390	$ 23,041,527	$ 271,658	$ 23,313,185	$ 10,917,812	$ 170,892	$ 11,088,704	$ 193,760,270	$ 2,213,811	$ 195,974,081	$ 73,232,715	$ 826,757	$ 74,059,472
Balance (in units) at Dec. 31, 2012			10,343,763.586			3,078,925.678			788,531.832			7,059,632.492			5,198,875.076